Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses
Schedule of Accrued expenses

	As of December 31,
(SEK in thousands)	2025	2024
Accrued expenses for personnel	(21,360)	(34,147)
Accrued expenses for consulting and legal	(46,070)	(15,134)
Accrued expenses for raw material and supplies	(79,101)	(32,963)
Other accrued expenses	(255)	(2,437)
Total accrued expenses	(146,786)	(84,681)